15. Reserve for Share-Based Payments (Details)					12 Months Ended
	Jul. 14, 2023 CAD ($) shares	Jan. 30, 2023 CAD ($) shares	Jun. 29, 2022 shares	Nov. 18, 2021 CAD ($) shares	Jun. 30, 2024 CAD ($) shares	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 CAD ($) shares	Jul. 14, 2023 $ / shares	Jan. 30, 2023 $ / shares	Nov. 18, 2021 $ / shares
Options Granted Shares | shares	250,000	350,000		1,269,386
Exercise price of outstanding share options | $ / shares								$ 2.25	$ 2.5	$ 7.5
Expected volatility, share options granted	150.00%	113.00%		100.00%
Expected dividend as percentage, share options granted	0.00%	0.00%		0.00%
Risk free interest rate, share options granted	4.30%	3.04%		1.47%
Tax rate effect from change in tax rate	20.00%	20.00%		20.00%
Expected Life	3 years	5 years		5 years
Fair Value Attributable	$ 447,577	$ 666,746		$ 7,167,552
Stockbased Compensations	$ 361,081					$ 848,520	$ 6,084,861
Cancellation of Stock Options					$ 0	$ 0	$ 0
Stock Options
Number Of Options Cancelled Ending | shares			168,897		50,000	360,000	300,000
Number Of Options Cancelled Beginning | shares					854,636	148,082	168,897
Retained earnings
Cancellation of Stock Options					$ 4,920,927	$ 1,312,757	$ 1,172,443